Income Tax - Schedule of effective tax rate (Detail)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective tax rate reconciliation
Statutory U.S. rate				21.00%	21.00%	21.00%	21.00%	35.00%
State tax, net of federal tax benefit						(1.10%)	2.20%	(0.30%)
Foreign tax, net of federal tax benefit						(13.90%)	(0.40%)	12.80%
Goodwill impairment							(10.40%)
Global Intangible Low Taxed Income						(8.30%)	(0.20%)
Toll charge								29.90%
Transaction expenses						(5.40%)	(0.10%)	10.80%
Equity-based compensation						(1.50%)	0.20%	6.70%
Meals and entertainment						(11.10%)	(0.20%)	6.40%
Canada dividend withholding tax						(0.70%)		5.90%
Contingent consideration fair value adjustment						7.10%	0.70%	5.30%
Non-deductible expenses						(4.60%)		4.90%
Employee parking						(0.90%)
Return to provision on permanent differences						8.20%	0.10%	0.20%
Work opportunity tax credit						3.30%		(1.30%)
Research and development credit						4.00%		(0.60%)
Foreign rate differential						(3.50%)		(5.30%)
Federal rate change							(0.10%)	(1337.70%)
Effective income tax rate	9.00%	(21.10%)		27.60%	11.00%	(7.40%)	12.80%	(1227.30%)
Statutory federal income tax rate				21.00%	21.00%	21.00%	21.00%	35.00%
State taxes, net of federal tax benefit						(1.10%)	2.20%	(0.30%)
Effective income tax rate	9.00%	(21.10%)		27.60%	11.00%	(7.40%)	12.80%	(1227.30%)
Predecessor Company
Effective tax rate reconciliation
Statutory U.S. rate			21.00%
State tax, net of federal tax benefit			0.00%
Effective income tax rate			22.80%
Statutory federal income tax rate			21.00%
State taxes, net of federal tax benefit			0.00%
Change in valuation allowance			1.80%
Effective income tax rate			22.80%